Long-term Incentive Plan - Summary of Long-term Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of long-term incentive plan [abstract]
Opening balance	$ 67.2	$ 11.5
Charge to income statement	28.5	51.3	$ 9.1
Salares Norte project costs capitalised	0.5	0.6
Payments	(37.3)	0.0
Translation adjustment	(2.3)	3.8
Balance at end of the year	56.6	67.2	$ 11.5
Current portion of long-term incentive plan	(28.4)	(33.8)
Non-current portion of long-term incentive plan	$ 28.2	$ 33.4
Maturity term	3 years